Document and Entity Information	Jul. 21, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K/A
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	Berkshire Grey, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39768
Entity Tax Identification Number	85-2994421
Entity Address, Address Line One	140 South Road
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	833
Local Phone Number	848-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K of Berkshire Grey, Inc., a Delaware corporation (the “Company”), filed on July 27, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).This Amendment No. 1 (i) includes the unaudited financial statements of Legacy Berkshire Grey (as defined in the Original Report) as of and for the six months ended June 30, 2021 and 2020, and (ii) includes the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy Berkshire Grey for the six months ended June 30, 2021.This Amendment No. 1 also includes the unaudited pro forma condensed combined financial information of RAAC (as defined in the Original Report) and Legacy Berkshire Grey as of and for the six months ended June 30, 2021.
Entity Central Index Key	0001824734
Amendment Flag	true
Class A common stock, par value of $0.0001 per share [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A common stock, par value of $0.0001 per share
Trading Symbol	BGRY
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	BGRYW
Security Exchange Name	NASDAQ